COVID-19	12 Months Ended
Dec. 31, 2022
Unusual or Infrequent Items, or Both [Abstract]
COVID-19	COVID-19Since the beginning of the calendar year 2020, the ongoing outbreak of the novel coronavirus (COVID-19) that originated in China in December 2019 and that has spread to most developed nations of the world has resulted in numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus. These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial and commodities markets. Future charter rates remain highly dependent on the duration and continuing impact of the COVID-19 pandemic. When these measures and the resulting economic impact will end and what the long-term impact of such measures on the global economy will be are not known at this time. The COVID-19 outbreak continues to rapidly evolve, with periods of improvement followed by periods of higher infection rates, along with the development of new disease variants, such as the Delta and Omicron variants, in various geographical areas throughout the world. As a result, the extent to which COVID-19 will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted.